Transactions With Related Parties And Joint Operators (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Schedule of transactions with related parties
	2019	2020	2021
Revenue from sales of goods and services:
- Joint operations	44,130	15,903	22,374
- Associates	108	5	-
	44,238	15,908	22,374
Purchase of goods and services:
- Joint operations	1,765	-	-
- Associates	-	1,225	4,478
	1,765	1,225	4,478

Schedule of key management compensation
	As of December 31,		As of December 31,
	2020		2021
	Receivable	Payable	Receivable	Payable
Current portion:
Joint operations
Consorcio Rio Urubamba	9,357	-	9,792	-
Consorcio Inti Punku	-	6,556	1,865	1,733
Consorcio GyM Conciviles	1,341	1,472	1,479	1,074
Consorcio Italo Peruano	1,520	217	1,394	106
Consorcio Manperan	1,057	656	1,389	4,968
Consorcio Ermitaño	890	474	1,028	515
Consorcio Peruano de Conservacion	3,156	-	654	2,392
Consorcio Norte Pachacutec	1,077	1,192	125	282
Terminales del Peru	501	161	92	399
Consorcio Constructor Chavimochic	-	6,208	-	9,301
Consorcio Rio Mantaro	-	7,655	-	7,043
Consorcio Vial Quinua	-	2,051	-	1,947
Consorcio Chicama Ascope	2,922	-	-	-
Consorcio CDEM	1,111	-	-	1,545
Consorcio GyM-Stracon	-	644	-	143
Consorcio TNT Vial y Vives - DSD Chile Ltda	-	1,015	-	633
Others	2,446	1,701	288	1,803
	25,378	30,002	18,106	33,884

Other related parties
Ferrovias S.A.	-	11,139	-	15,513
Peru Piping Spools S.A.C.	1,960	2,677	2,711	1,607
	1,960	13,816	2,711	17,120
Current portion	27,338	43,818	20,817	51,004

Non-current portion
Gasoducto Sur Peruano S.A.	620,071	-	643,897	-
Ferrovias S.A.	-	12,862	-	14,690
Ferrovias Participaciones S.A.	-	23,435	-	36,022
Non-current	620,071	36,297	643,897	50,712